As filed with the Securities and Exchange Commission on February 22, 2007
Securities Act Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

Registration Statement
under the Securities Act of 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Highland Distressed Opportunities, Inc.
(Exact Name of Registrant as Specified in Charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
(877) 665-1287
(Registrant’s telephone number, including area code)
James D. Dondero, President
Highland Distressed Opportunities, Inc.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)

Copies to:

Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered only in connection with a dividend reinvestment plan, check the following box.........☐
It is proposed that this filing will become effective (check appropriate box):
          ☐ when declared effective pursuant to section 8(c)
If appropriate, check the following box:
☑	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-137435.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum
	Amount Being	Offering	Aggregate	Amount of
Title of Securities	Registered	Price per Unit	Offering Price (1)	Registration Fee
Common Shares, $0.001 par value	2,550,000 Shares	$15.00	$38,250,000 (1)	$1,174.28

(1)	Estimated solely for the purpose of calculating the registration fee.

THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE SECURITIES AND EXCHANGE COMMISSION (THE “COMMISSION”) IN ACCORDANCE WITH RULE 462(b) UNDER THE SECURITIES ACT OF 1933.

ii

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE
     This Registration Statement is being filed with respect to the registration of additional shares of common stock, par value $0.001 per share, of Highland Distressed Opportunities, Inc., a newly-organized, non-diversified closed-end company incorporated under the laws of Delaware (the “Company”), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File No. 333-137435), including all the exhibits thereto, are incorporated in this Registration Statement by reference.
     Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

iii

PART C

Other Information

Item 25.	Financial Statements and Exhibits

Financial Statements

Part A — Financial Statements.(4)

Exhibits

(a)	Amended and Restated Certificate of Incorporation, dated November 13, 2006.(3)
(a)(2)	Certificate of Amendment to the Certificate of Incorporation.(3)
(b)	Bylaws.(1)
(c)	Inapplicable.
(d)	Form of Specimen Certificate.(3)
(e)	Form of Dividend Reinvestment Plan.(3)
(f)	Inapplicable.
(g)	Form of Investment Advisory and Management Agreement.(1)
(h)	Form of Underwriting Agreement.(3)
(i)	Inapplicable.
(j)(1)	Form of Custodian Services Agreement.(1)
(k)(1)	Form of Transfer Agency Services Agreement.(1)
(k)(2)	Form of Administration Services Agreement.(3)
(k)(3)	Form of Accounting Services Agreement.(1)
(k)(4)	Forms of Structuring Fee Agreement between the Investment Adviser and:(3)
(i) Citigroup Global Markets Inc.
(ii) Merrill Lynch & Co.
(iii) Wachovia Capital Markets, LLC
(k)(5)	Form of Agreement Regarding Payment of Sales Load.(3)
(k)(6)	Form of Fee Waiver Agreement(3)
(k)(7)	Confirmation Agreement between the Company and Nova Scotia.(3)
(l)	Opinion and Consent of Counsel to the Company.(5)
(m)	Inapplicable.
(n)	Independent Auditor’s Consent.(5)
(o)	Inapplicable.
(p)	Subscription Agreement.(3)
(q)	Inapplicable.
(r)(1)	Form of Code of Ethics of Company.(3)
(r)(2)	Form of Code of Ethics of Investment Adviser.(3)
(s)	Power of Attorney.(1)

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Company's Initial Registration Statement on Form N-2, File No. 333-137435, filed on January 18, 2007

(2)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Company's Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 5, 2007

(3)	Incorporated by reference to Pre-Effective Amendment No. 3 to the Company's Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 16, 2007

(4)	Incorporated by reference to Pre-Effective Amendment No. 4 to the Company's Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 21, 2007

(5)	Filed herewith

Item 26.  Marketing Arrangements

Reference is made to the Form of Underwriting Agreement for the Company’s Shares to be filed by amendment to this registration statement.

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Securities and Exchange Commission fees	$28,459.00
NYSE listing fee	$20,000.00
Printing (other than certificates)	$242,711.00
Engraving and printing certificates	$18,000.00
Accounting fees and expenses	$25,500.00
Legal fees and expenses	$805,504.00
NASD fee	$26,000.00
Miscellaneous	$335,000.00

Total	$1,501,174.00

Item 28.  Persons Controlled By or Under Common Control With the Company

None.

Item 29.  Number Of Holders Of Shares

As of January 18, 2007

Title of Class	Number of Record Holders

Shares of Common Stock	1

Item 30.  Indemnification

Article XVI of the Company’s Certificate of Incorporation provides as follows:

Section 16.1 The Corporation shall indemnify its directors and officers to the fullest extent authorized or permitted by law, as now or hereafter in effect, and such right to indemnification shall continue as to a person who has ceased to be a director or officer of the Corporation and shall inure to the benefit of his or her heirs, executors and personal and legal representatives; provided, however, that, except for proceedings to enforce rights to indemnification, the Corporation shall not be obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by such person unless such proceeding (or part thereof) was authorized or consented to by the Board of Directors. The right to indemnification conferred by this Article XVI shall include the right to be paid by the Corporation the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.

Section 16.2 The Corporation may, to the extent authorized from time to time by the Board of Directors, provide rights to indemnification and to the advance of expenses to employees and agents of the Corporation similar to those conferred in this Article XVI to directors and officers of the Corporation.

Section 16.3 The rights to indemnification and to the advance of expenses conferred in this Article XVI shall not be exclusive of any other right that any person may have or hereafter acquire under this Certificate of Incorporation, the Bylaws of the Corporation, any statute, agreement, vote of stockholders or disinterested directors or otherwise.

Section 16.4 The rights to indemnification and to the advance of expenses conferred in this Article XVI shall be subject to the requirements of the 1940 Act to the extent applicable.

Section 16.5 Any repeal or modification of this Article XVI by the stockholders of the Corporation shall not adversely affect any rights to indemnification and to the advance of expenses of a director or officer of the Corporation existing at the time of such repeal or modification with respect to any acts or omissions occurring prior to such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue

Item 31.  Business and Other Connections of Investment Adviser

Not Applicable

Item 32.  Location of Accounts and Records

The Company’s accounts, books and other documents are currently located at the offices of the Company, Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 and at the offices of the Company’s custodian, PFPC Custodian Trust Company, and transfer agent, PFPC Inc., both located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

Item 33.  Management Services

Not Applicable

Item 34.  Undertakings

(1) The Company hereby undertakes to suspend the offering of its stock until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable

(3) Not applicable

(4) Not applicable

(5) (a) For the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Company under Rule 497 (h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Company undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas, on the 22nd day of February 2007.

/s/  James D. Dondero*
HIGHLAND DISTRESSED OPPORTUNITIES, INC.
By: James D. Dondero
President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 22nd day of February 2007.

Signature		Title

/s/ R. Joseph Dougherty* R. Joseph Dougherty		Director

/s/ Timothy K. Hui* Timothy K. Hui		Director

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh		Director

/s/ James F. Leary* James F. Leary		Director

/s/ Bryan A. Ward* Bryan A. Ward		Director

/s/ James D. Dondero* James D. Dondero		President (principal executive officer)

/s/ M. Jason Blackburn M. Jason Blackburn		Treasurer (principal financial officer)

*By:	/s/ M. Jason Blackburn M. Jason Blackburn Attorney-in-Fact February 22, 2007

INDEX TO EXHIBITS

(a)	Amended and Restated Certificate of Incorporation, dated November 13, 2006.(3)
(a)(2)	Certificate of Amendment to the Certificate of Incorporation(3)
(b)	Bylaws.(1)
(c)	Inapplicable
(d)	Form of Specimen Certificate.(3)
(e)	Form of Dividend Reinvestment Plan.(3)
(f)	Inapplicable
(g)	Form of Investment Advisory and Management Agreement.(1)
(h)	Form of Underwriting Agreement.(3)
(i)	Inapplicable
(j)(1)	Form of Custodian Services Agreement.(1)
(k)(1)	Form of Transfer Agency Services Agreement.(1)
(k)(2)	Form of Administration Services Agreement.(3)
(k)(3)	Form of Accounting Services Agreement.(1)
(k)(4)	Forms of Structuring Fee Agreement between the Investment Adviser and:(3)
(i) Citigroup Global Markets Inc.
(ii) Merrill Lynch & Co.
(iii) Wachovia Capital Markets, LLC
(k)(5)	Form of Agreement Regarding Payment of Sales Load.(3)
(k)(6)	Form of Fee Waiver Agreement(3)
(k)(7)	Confirmation Agreement between the Company and Nova Scotia.(3)
(l)	Opinion and Consent of Counsel to the Company.(5)
(m)	Inapplicable
(n)	Independent Auditor’s Consent.(5)
(o)	Inapplicable
(p)	Subscription Agreement.(3)
(q)	Inapplicable
(r)(1)	Form of Code of Ethics of Company.(3)
(r)(2)	Form of Code of Ethics of Investment Adviser.(3)
(s)	Power of Attorney.(1)

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Company’s Initial Registration Statement on Form N-2, File No. 333-137435, filed on January 18, 2007

(2)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Company’s Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 5, 2007

(3)	Incorporated by reference to Pre-Effective Amendment No. 3 to the Company’s Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 16, 2007

(4)	Incorporated by reference to Pre-Effective Amendment No. 4 to the Company’s Initial Registration Statement on Form N-2, File No. 333-137435, filed on February 21, 2007
(5)	Filed herewith